Trade and Miscellaneous Payables and Other Current Liabilities - Summary of Trade and Miscellaneous Payables and Other Current Liabilities (Detail) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Payables on construction work	€ 19	€ 18	€ 19
Trade payables
Payables to suppliers	4,262	4,090	4,262
Payables to other telecommunication operators	383	380	383
Trade payables	4,645	4,470	4,645
Payables to suppliers	4,262	4,090	4,262
Payables to other telecommunication operators	383	380	383
Trade payables	4,645	4,470	4,645
Tax payables	584	262	584
Miscellaneous payables
Payables for employee compensation	245	151	245
Payables to social security agencies	202	338	202
Payables for "TLC operating fee"	15	15	15
Dividends approved, but not yet paid to shareholders	19	35	19
Other	223	164	223
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year	97	52	97
Provisions for risks and charges for the current portion expected to be settled within 1 year	292	344	292
Payables for employee compensation	245	151	245
Payables to social security agencies	202	338	202
Payables for "TLC operating fee"	15	15	15
Dividends approved, but not yet paid to shareholders	19	35	19
Other	223	164	223
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year	97	52	97
Provisions for risks and charges for the current portion expected to be settled within 1 year	292	344	292
Miscellaneous payables	1,093	1,099	1,093
Liabilities from contract with customers (Contract liabilities)	920	931
Customer-related items			602
Advances received			69
Other deferred revenue and income	146	121
Trade and miscellaneous deferred income			508
Miscellaneous other current liabilities	1,066	1,052	1,179
Trade and miscellaneous payables and other current liabilities	7,407	6,901	7,520
Other current liabilities
Liabilities from contract with customers (Contract liabilities)	920	931
Customer-related items			602
Advances received			69
Other deferred revenue and income	146	121
Trade and miscellaneous deferred income			508
Miscellaneous other current liabilities	1,066	1,052	1,179
Trade and miscellaneous payables and other current liabilities	€ 7,407	6,901	7,520
Previously Stated [Member]
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Payables on construction work		19
Trade payables
Payables to suppliers		4,262
Payables to other telecommunication operators		383
Trade payables		4,645
Payables to suppliers		4,262
Payables to other telecommunication operators		383
Trade payables		4,645
Tax payables		584
Miscellaneous payables
Payables for employee compensation		245
Payables to social security agencies		202
Payables for "TLC operating fee"		15
Dividends approved, but not yet paid to shareholders		19
Other		223
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year		97
Provisions for risks and charges for the current portion expected to be settled within 1 year		292
Payables for employee compensation		245
Payables to social security agencies		202
Payables for "TLC operating fee"		15
Dividends approved, but not yet paid to shareholders		19
Other		223
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year		97
Provisions for risks and charges for the current portion expected to be settled within 1 year		292
Miscellaneous payables		1,093
Customer-related items		602
Advances received		69
Trade and miscellaneous deferred income		508
Miscellaneous other current liabilities		1,179
Trade and miscellaneous payables and other current liabilities		7,520
Other current liabilities
Customer-related items		602
Advances received		69
Trade and miscellaneous deferred income		508
Miscellaneous other current liabilities		1,179
Trade and miscellaneous payables and other current liabilities		7,520
IFRS 15 reclassifications [member]
Miscellaneous payables
Liabilities from contract with customers (Contract liabilities)		1,033
Customer-related items		(602)
Advances received		(69)
Other deferred revenue and income		146
Trade and miscellaneous deferred income		(508)
Other current liabilities
Liabilities from contract with customers (Contract liabilities)		1,033
Customer-related items		(602)
Advances received		(69)
Other deferred revenue and income		146
Trade and miscellaneous deferred income		(508)
IFRS 15 adjustments [member]
Miscellaneous payables
Liabilities from contract with customers (Contract liabilities)		(113)
Miscellaneous other current liabilities		(113)
Trade and miscellaneous payables and other current liabilities		(113)
Other current liabilities
Liabilities from contract with customers (Contract liabilities)		(113)
Miscellaneous other current liabilities		(113)
Trade and miscellaneous payables and other current liabilities		(113)
Financial Instruments [member]
Trade payables
Payables to suppliers		4,090	4,262
Payables to other telecommunication operators		380	383
Trade payables		4,470	4,645
Payables to suppliers		4,090	4,262
Payables to other telecommunication operators		380	383
Trade payables		4,470	4,645
Miscellaneous payables
Dividends approved, but not yet paid to shareholders		35	19
Other		105	174
Dividends approved, but not yet paid to shareholders		35	19
Other		105	174
Miscellaneous payables		140	193
Liabilities from contract with customers (Contract liabilities)		193
Customer-related items			77
Miscellaneous other current liabilities		193	77
Trade and miscellaneous payables and other current liabilities		4,803	4,915
Other current liabilities
Liabilities from contract with customers (Contract liabilities)		193
Customer-related items			77
Miscellaneous other current liabilities		193	77
Trade and miscellaneous payables and other current liabilities		€ 4,803	€ 4,915